Parent Company Only Condensed Financial Information (Condensed Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 1,627	$ 4,477
Net cash from operating activities	1,792	5,102
Cash flows from financing activities:
Purchase of treasury shares	(30)
Dividends paid on Series B preferred stock	(750)	(750)
Net cash from financing activities	82,853	31,633
Net change in cash and cash equivalents	32,046	(2,312)
Beginning cash and cash equivalents	25,895	28,207
Ending cash and cash equivalents	57,941	25,895
Parent Company [Member]
Cash flows from operating activities
Net income	1,627	4,477
Effect of subsidiaries' operations	(2,089)	(3,099)
Change in other assets and other liabilities	766	(980)
Net cash from operating activities	304	398
Cash flows from financing activities:
Purchase of treasury shares	(30)
Dividends paid on Series B preferred stock	(750)	(750)
Net cash from financing activities	(780)	(750)
Net change in cash and cash equivalents	(476)	(352)
Beginning cash and cash equivalents	2,673	3,025
Ending cash and cash equivalents	$ 2,197	$ 2,673